Taxation - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Tax Expense Benefits [line items]
Effective tax rate	28.30%	30.40%
Bank corporation tax surcharge	8.00%		8.00%
Banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	27.00%		27.25%
Non-banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%		19.25%
Top of Range [member]
Income Tax Expense Benefits [line items]
Applicable tax rate			20.00%
Bottom of Range [member]
Income Tax Expense Benefits [line items]
Applicable tax rate			19.00%
Finance (No.2) Act 2015 [member] | Top of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	18.00%
Finance (No.2) Act 2016 [member] | Bottom of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	17.00%